Insurance contract liabilities - Disclosure of insurance contracts liability (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Details Of Insurance Contracts Liability [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	S/ 12,501,723	S/ 11,426,631
Insurance Contract By Term [Abstract]
Short term	1,035,915	948,316
Long term	11,465,808	10,478,315
Technical reserves for insurance premiums (b)
Disclosure Details Of Insurance Contracts Liability [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	12,298,075	11,223,456	S/ 10,057,146	S/ 10,273,889
Technical reserves for claims (c)
Disclosure Details Of Insurance Contracts Liability [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	S/ 203,648	S/ 203,175	S/ 293,508	S/ 240,615